CONSOLIDATED BALANCE SHEET - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	¥ 60,313	¥ 111,922
Time deposits with financial institutions	67,614	55,093
Financial assets at fair value through profit or loss	3,319	25,732
Derivatives financial assets	837	7,887
Trade accounts receivable and bills receivable	54,865	64,879
Financial assets at fair value through other comprehensive income	8,622
Inventories	192,442	184,584
Prepaid expenses and other current assets	57,844	54,023
Total current assets	445,856	504,120
Non-current assets
Property, plant and equipment, net	622,409	617,762
Construction in progress	173,482	136,963
Right-of-use assets	267,860	271,969
Goodwill	8,697	8,676
Interest in associates	95,737	89,537
Interest in joint ventures	56,467	56,184
Financial assets at fair value through other comprehensive income	1,521	1,450
Deferred tax assets	17,616	21,694
Lease prepayments		64,514
Long-term prepayments and other assets	65,426	91,408
Total non-current assets	1,309,215	1,088,188
Total assets	1,755,071	1,592,308
Current liabilities
Short-term debts	40,521	29,462
Loans from Sinopec Group Company and fellow subsidiaries	43,289	31,665
Lease liabilities	15,198
Derivatives financial liabilities	2,729	13,571
Trade accounts payable and bills payable	199,792	192,757
Contract liabilities	126,735	124,793
Other payables	144,846	166,151
Income tax payable	3,264	6,699
Total current liabilities	576,374	565,098
Non-current liabilities
Long-term debts	49,156	51,011
Loans from Sinopec Group Company and fellow subsidiaries	9,626	42,516
Lease liabilities	177,674
Deferred tax liabilities	6,809	5,948
Provisions	43,163	42,800
Other long-term liabilities	16,434	28,400
Total non-current liabilities	302,862	170,675
Total liabilities	879,236	735,773
Equity
Share capital	121,071	121,071
Reserves	617,079	596,213
Total equity attributable to owners of the Company	738,150	717,284
Non-controlling interests	137,685	139,251
Total equity	875,835	856,535
Total liabilities and equity	¥ 1,755,071	¥ 1,592,308